Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	1,013	$ 179,098
Curtiss-Wright Corp.	180	21,377
HEICO Corp.	750	104,565
Hexcel Corp.(1)	792	49,421
Teledyne Technologies, Inc.(1)	585	245,016
		$ 599,477
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	1,861	$ 235,602
FedEx Corp.	364	108,592
United Parcel Service, Inc., Class B	4,341	902,798
XPO Logistics, Inc.(1)	1,040	145,486
		$1,392,478
Airlines — 0.3%
Alaska Air Group, Inc.(1)	1,463	$88,233
American Airlines Group, Inc.(1)	5,722	121,364
Delta Air Lines, Inc.(1)	6,938	300,138
JetBlue Airways Corp.(1)	3,136	52,622
Southwest Airlines Co.(1)	4,040	214,484
		$776,841
Auto Components — 0.2%
Aptiv PLC(1)	2,910	$457,830
Autoliv, Inc.	389	38,029
Gentex Corp.	2,079	68,794
Lear Corp.	169	29,622
		$594,275
Automobiles — 2.2%
Harley-Davidson, Inc.	912	$41,788
Tesla, Inc.(1)	7,851	5,336,325
		$5,378,113
Banks — 0.2%
First Citizens Bancshares, Inc., Class A	15	$12,491
First Financial Bankshares, Inc.	733	36,013
First Republic Bank	695	130,083
Signature Bank	111	27,267
SVB Financial Group(1)	391	217,564
Western Alliance Bancorp	314	29,155
		$452,573
Security	Shares	Value
Beverages — 1.1%
Coca-Cola Co. (The)	30,310	$ 1,640,074
PepsiCo, Inc.	6,614	979,996
		$ 2,620,070
Biotechnology — 4.0%
AbbVie, Inc.	19,672	$ 2,215,854
Acceleron Pharma, Inc.(1)	718	90,102
Alexion Pharmaceuticals, Inc.(1)	2,731	501,712
Alnylam Pharmaceuticals, Inc.(1)	1,425	241,566
Amgen, Inc.	5,229	1,274,569
Arrowhead Pharmaceuticals, Inc.(1)	1,254	103,856
Biogen, Inc.(1)	922	319,261
BioMarin Pharmaceutical, Inc.(1)	1,080	90,115
Blueprint Medicines Corp.(1)	789	69,400
Denali Therapeutics, Inc.(1)	1,118	87,696
Exact Sciences Corp.(1)	2,149	267,142
Exelixis, Inc.(1)	3,838	69,928
Gilead Sciences, Inc.	15,283	1,052,387
Halozyme Therapeutics, Inc.(1)	1,864	84,644
Horizon Therapeutics PLC(1)	2,720	254,701
Incyte Corp.(1)	1,575	132,505
Ionis Pharmaceuticals, Inc.(1)	1,393	55,567
Moderna, Inc.(1)	3,402	799,402
Neurocrine Biosciences, Inc.(1)	1,233	119,996
Regeneron Pharmaceuticals, Inc.(1)	1,215	678,626
Sarepta Therapeutics, Inc.(1)	1,086	84,426
Seagen, Inc.(1)	1,543	243,609
Ultragenyx Pharmaceutical, Inc.(1)	866	82,573
United Therapeutics Corp.(1)	233	41,803
Vertex Pharmaceuticals, Inc.(1)	3,181	641,385
		$9,602,825
Building Products — 0.5%
Advanced Drainage Systems, Inc.	920	$107,244
Allegion PLC	1,156	161,031
Armstrong World Industries, Inc.	118	12,657
AZEK Co., Inc. (The)(1)	931	39,530
Carrier Global Corp.	1,336	64,930
Fortune Brands Home & Security, Inc.	743	74,010
Johnson Controls International PLC	2,021	138,701
Lennox International, Inc.	483	169,436
Masco Corp.	2,196	129,366
Trane Technologies PLC	1,505	277,131
Trex Co., Inc.(1)	1,193	121,937
		$1,295,973

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	100	$ 15,421
Ameriprise Financial, Inc.	1,016	252,862
Ares Management Corp., Class A	278	17,678
BlackRock, Inc.	447	391,112
Blackstone Group, Inc. (The)	1,273	123,659
Cboe Global Markets, Inc.	430	51,192
Charles Schwab Corp. (The)	5,252	382,398
CME Group, Inc.	512	108,892
Evercore, Inc., Class A	209	29,421
FactSet Research Systems, Inc.	407	136,593
Hamilton Lane, Inc., Class A	483	44,011
Houlihan Lokey, Inc.	422	34,515
Intercontinental Exchange, Inc.	2,577	305,890
KKR & Co., Inc.	1,004	59,477
LPL Financial Holdings, Inc.	733	98,940
MarketAxess Holdings, Inc.	365	169,210
Moody's Corp.	1,861	674,371
Morningstar, Inc.	232	59,650
MSCI, Inc.	927	494,165
Nasdaq, Inc.	552	97,042
S&P Global, Inc.	2,734	1,122,170
SEI Investments Co.	1,047	64,883
T. Rowe Price Group, Inc.	1,767	349,813
Tradeweb Markets, Inc., Class A	1,129	95,468
		$5,178,833
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,480	$425,766
Axalta Coating Systems, Ltd.(1)	3,312	100,983
Eastman Chemical Co.	469	54,756
Ecolab, Inc.	2,828	582,483
FMC Corp.	1,918	207,528
International Flavors & Fragrances, Inc.	1,598	238,741
PPG Industries, Inc.	1,907	323,751
Sherwin-Williams Co. (The)	3,389	923,333
		$2,857,341
Commercial Services & Supplies — 0.6%
ADT, Inc.	1,220	$13,164
Cintas Corp.	679	259,378
Clean Harbors, Inc.(1)	125	11,643
Copart, Inc.(1)	2,098	276,579
IAA, Inc.(1)	1,606	87,591
MSA Safety, Inc.	563	93,222
Republic Services, Inc.	1,015	111,660
Stericycle, Inc.(1)	435	31,124
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	401	$ 48,938
Waste Management, Inc.	3,185	446,250
		$ 1,379,549
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	603	$ 218,473
Ciena Corp.(1)	489	27,819
Cisco Systems, Inc.	16,182	857,646
F5 Networks, Inc.(1)	663	123,756
Juniper Networks, Inc.	965	26,393
Lumentum Holdings, Inc.(1)(2)	194	15,914
Motorola Solutions, Inc.	1,838	398,570
		$1,668,571
Construction & Engineering — 0.1%
EMCOR Group, Inc.	422	$51,986
MasTec, Inc.(1)	276	29,284
Quanta Services, Inc.	620	56,153
Valmont Industries, Inc.	151	35,644
		$173,067
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	823	$289,539
Vulcan Materials Co.	1,812	315,415
		$604,954
Consumer Finance — 0.1%
American Express Co.	2,023	$334,260
Credit Acceptance Corp.(1)(2)	15	6,812
		$341,072
Containers & Packaging — 0.3%
AptarGroup, Inc.	438	$61,688
Avery Dennison Corp.	850	178,704
Ball Corp.	3,033	245,734
Crown Holdings, Inc.	489	49,981
Packaging Corp. of America	230	31,146
Sonoco Products Co.	25	1,672
WestRock Co.	636	33,848
		$602,773
Distributors — 0.1%
Genuine Parts Co.	915	$115,720
LKQ Corp.(1)	85	4,184
Pool Corp.	394	180,712
		$300,616

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	772	$ 113,569
Chegg, Inc.(1)	1,486	123,502
Terminix Global Holdings, Inc.(1)	1,040	49,618
		$ 286,689
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	4,521	$ 137,664
		$ 137,664
Diversified Telecommunication Services — 0.0%(3)
Iridium Communications, Inc.(1)	1,574	$62,944
		$62,944
Electric Utilities — 0.2%
NextEra Energy, Inc.	5,867	$429,934
		$429,934
Electrical Equipment — 0.8%
Acuity Brands, Inc.	243	$45,448
AMETEK, Inc.	2,685	358,448
Eaton Corp. PLC	1,821	269,836
Emerson Electric Co.	2,941	283,042
Generac Holdings, Inc.(1)	914	379,447
Hubbell, Inc.	295	55,118
nVent Electric PLC	2,693	84,129
Regal Beloit Corp.	25	3,338
Rockwell Automation, Inc.	923	263,996
Sensata Technologies Holding PLC(1)	2,164	125,447
Sunrun, Inc.(1)(2)	1,006	56,115
Vertiv Holdings Co.	3,534	96,478
		$2,020,842
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	7,610	$520,600
Corning, Inc.	2,438	99,714
II-VI, Inc.(1)(2)	725	52,628
IPG Photonics Corp.(1)	349	73,559
Keysight Technologies, Inc.(1)	2,693	415,826
Littelfuse, Inc.	155	39,492
National Instruments Corp.	1,596	67,479
Novanta, Inc.(1)	520	70,075
Trimble, Inc.(1)	3,704	303,098
Zebra Technologies Corp., Class A(1)	603	319,283
		$1,961,754
Security	Shares	Value
Entertainment — 3.1%
Activision Blizzard, Inc.	8,027	$ 766,097
AMC Entertainment Holdings, Inc., Class A(1)	585	33,158
Electronic Arts, Inc.	2,946	423,723
Liberty Media Corp.-Liberty Formula One, Class A(1)	250	10,658
Live Nation Entertainment, Inc.(1)	1,258	110,188
Netflix, Inc.(1)	4,788	2,529,070
Roku, Inc.(1)	1,140	523,545
Take-Two Interactive Software, Inc.(1)	1,164	206,051
Walt Disney Co. (The)(1)	15,994	2,811,265
Warner Music Group Corp., Class A(2)	1,223	44,077
Zynga, Inc., Class A(1)	10,810	114,910
		$7,572,742
Food & Staples Retailing — 0.1%
Costco Wholesale Corp.	237	$93,774
Sysco Corp.	647	50,304
		$144,078
Food Products — 0.5%
Darling Ingredients, Inc.(1)	1,651	$111,442
Freshpet, Inc.(1)	621	101,198
Hershey Co. (The)	1,348	234,795
Hormel Foods Corp.(2)	871	41,590
Ingredion, Inc.	989	89,505
Kraft Heinz Co. (The)	5,795	236,320
Lamb Weston Holdings, Inc.	2,175	175,435
Lancaster Colony Corp.	184	35,606
McCormick & Co., Inc.	1,462	129,124
Mondelez International, Inc., Class A	1,109	69,246
		$1,224,261
Health Care Equipment & Supplies — 6.0%
Abbott Laboratories	19,563	$2,267,939
ABIOMED, Inc.(1)	557	173,845
Align Technology, Inc.(1)	884	540,124
Baxter International, Inc.	4,365	351,382
Becton, Dickinson and Co.	2,112	513,617
Boston Scientific Corp.(1)	17,131	732,522
Cooper Cos., Inc. (The)	9	3,566
Danaher Corp.	6,755	1,812,772
DENTSPLY SIRONA, Inc.	2,507	158,593
DexCom, Inc.(1)	1,126	480,802
Edwards Lifesciences Corp.(1)	7,356	761,861
Envista Holdings Corp.(1)	2,096	90,568
Globus Medical, Inc., Class A(1)	1,025	79,468
Hill-Rom Holdings, Inc.	258	29,306

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	680	$ 45,370
IDEXX Laboratories, Inc.(1)	1,011	638,497
Insulet Corp.(1)	776	213,020
Integra LifeSciences Holdings Corp.(1)	852	58,140
Intuitive Surgical, Inc.(1)	1,426	1,311,407
Masimo Corp.(1)	616	149,349
Medtronic PLC	8,615	1,069,380
Neogen Corp.(1)	1,102	50,736
Nevro Corp.(1)	35	5,803
Novocure, Ltd.(1)	1,034	229,362
Penumbra, Inc.(1)	434	118,942
Quidel Corp.(1)(2)	436	55,860
ResMed, Inc.	1,766	435,354
STAAR Surgical Co.(1)	609	92,873
STERIS PLC	790	162,977
Stryker Corp.	4,254	1,104,891
Teleflex, Inc.	560	225,002
West Pharmaceutical Services, Inc.	915	328,577
Zimmer Biomet Holdings, Inc.	1,873	301,216
		$14,593,121
Health Care Providers & Services — 0.4%
Amedisys, Inc.(1)	442	$108,259
Chemed Corp.	172	81,614
DaVita, Inc.(1)	420	50,581
Encompass Health Corp.	419	32,694
Guardant Health, Inc.(1)	1,142	141,825
HCA Healthcare, Inc.	1,261	260,699
HealthEquity, Inc.(1)	989	79,595
LHC Group, Inc.(1)	341	68,289
Molina Healthcare, Inc.(1)	24	6,073
Progyny, Inc.(1)	722	42,598
R1 RCM, Inc.(1)	1,750	38,920
		$911,147
Health Care Technology — 0.4%
Cerner Corp.	2,257	$176,407
Change Healthcare, Inc.(1)	1,226	28,247
Inovalon Holdings, Inc., Class A(1)	709	24,163
Omnicell, Inc.(1)	522	79,057
Teladoc Health, Inc.(1)(2)	1,724	286,684
Veeva Systems, Inc., Class A(1)	1,516	471,400
		$1,065,958
Hotels, Restaurants & Leisure — 2.3%
Aramark	1,311	$48,835
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.(1)	448	$ 980,264
Chipotle Mexican Grill, Inc.(1)	398	617,035
Choice Hotels International, Inc.	426	50,634
Darden Restaurants, Inc.	1,477	215,627
Domino's Pizza, Inc.	578	269,631
Expedia Group, Inc.(1)	842	137,844
Hilton Worldwide Holdings, Inc.(1)	1,769	213,377
Hyatt Hotels Corp., Class A(1)	527	40,916
Marriott International, Inc., Class A(1)	1,702	232,357
Marriott Vacations Worldwide Corp.(1)	193	30,745
Planet Fitness, Inc., Class A(1)	893	67,198
Royal Caribbean Cruises, Ltd.(1)	1,891	161,265
Starbucks Corp.	14,145	1,581,553
Texas Roadhouse, Inc.	1,013	97,451
Travel + Leisure Co.	175	10,404
Vail Resorts, Inc.(1)	347	109,832
Wendy's Co. (The)	2,374	55,599
Wyndham Hotels & Resorts, Inc.	983	71,061
Yum! Brands, Inc.	4,025	462,996
		$5,454,624
Household Durables — 0.2%
D.R. Horton, Inc.	875	$79,074
Helen of Troy, Ltd.(1)	251	57,258
NVR, Inc.(1)	55	273,532
Tempur Sealy International, Inc.	2,133	83,592
TopBuild Corp.(1)	455	89,990
		$583,446
Household Products — 0.8%
Church & Dwight Co., Inc.	1,582	$134,818
Clorox Co. (The)	730	131,334
Colgate-Palmolive Co.	6,463	525,765
Kimberly-Clark Corp.	691	92,442
Procter & Gamble Co. (The)	8,027	1,083,083
		$1,967,442
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,301	$86,057
Brookfield Renewable Corp., Class A	1,103	46,260
		$132,317
Industrial Conglomerates — 0.4%
3M Co.	1,622	$322,178
Carlisle Cos., Inc.	780	149,276

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	976	$ 458,915
		$ 930,369
Insurance — 0.4%
American International Group, Inc.	634	$ 30,178
Brown & Brown, Inc.	1,434	76,203
Erie Indemnity Co., Class A	176	34,029
Marsh & McLennan Cos., Inc.	3,747	527,128
MetLife, Inc.	2,622	156,927
Primerica, Inc.	44	6,738
RLI Corp.	64	6,694
Willis Towers Watson PLC	331	76,137
		$914,034
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(1)	4,761	$11,625,362
Angi, Inc.(1)	1,810	24,471
Match Group, Inc.(1)	2,907	468,754
Snap, Inc., Class A(1)	9,890	673,905
TripAdvisor, Inc.(1)	250	10,075
Zillow Group, Inc., Class C(1)(2)	1,672	204,352
ZoomInfo Technologies, Inc., Class A(1)	1,261	65,786
		$13,072,705
Internet & Direct Marketing Retail — 6.4%
Amazon.com, Inc.(1)	4,214	$14,496,834
Chewy, Inc., Class A(1)(2)	948	75,565
eBay, Inc.	5,550	389,665
Etsy, Inc.(1)	1,331	273,973
Stitch Fix, Inc., Class A(1)	702	42,331
Wayfair, Inc., Class A(1)(2)	735	232,047
		$15,510,415
IT Services — 7.5%
Accenture PLC, Class A	6,494	$1,914,366
Akamai Technologies, Inc.(1)	1,904	222,006
Automatic Data Processing, Inc.	2,470	490,591
Broadridge Financial Solutions, Inc.	1,142	184,467
Cognizant Technology Solutions Corp., Class A	2,066	143,091
Concentrix Corp.(1)	522	83,938
EPAM Systems, Inc.(1)	620	316,795
Euronet Worldwide, Inc.(1)	605	81,887
Fidelity National Information Services, Inc.	701	99,311
Fiserv, Inc.(1)	6,671	713,063
Gartner, Inc.(1)	1,027	248,739
Genpact, Ltd.	1,188	53,971
Security	Shares	Value
IT Services (continued)
Jack Henry & Associates, Inc.	708	$ 115,765
Mastercard, Inc., Class A	9,194	3,356,638
MAXIMUS, Inc.	263	23,136
Okta, Inc.(1)	1,380	337,658
Paychex, Inc.	2,146	230,266
PayPal Holdings, Inc.(1)	11,801	3,439,756
Square, Inc., Class A(1)	4,232	1,031,762
Switch, Inc., Class A	902	19,041
TTEC Holdings, Inc.	268	27,628
Twilio, Inc., Class A(1)	1,760	693,722
VeriSign, Inc.(1)	1,179	268,447
Visa, Inc., Class A	17,426	4,074,547
WEX, Inc.(1)	492	95,399
		$18,265,990
Leisure Products — 0.1%
Brunswick Corp.	333	$33,173
Callaway Golf Co.(1)	35	1,181
Hasbro, Inc.	35	3,308
Mattel, Inc.(1)	1,912	38,431
YETI Holdings, Inc.(1)	950	87,229
		$163,322
Life Sciences Tools & Services — 2.7%
10X Genomics, Inc., Class A(1)	941	$184,267
Agilent Technologies, Inc.	3,641	538,176
Avantor, Inc.(1)	6,987	248,108
Bio-Rad Laboratories, Inc., Class A(1)	12	7,732
Bio-Techne Corp.	473	212,973
Bruker Corp.	1,163	88,365
Charles River Laboratories International, Inc.(1)	609	225,281
Illumina, Inc.(1)	1,756	830,957
IQVIA Holdings, Inc.(1)	2,342	567,513
Medpace Holdings, Inc.(1)	425	75,068
Mettler-Toledo International, Inc.(1)	284	393,437
NeoGenomics, Inc.(1)(2)	1,455	65,722
PerkinElmer, Inc.	1,375	212,314
PPD, Inc.(1)	1,583	72,960
Repligen Corp.(1)	593	118,375
Syneos Health, Inc.(1)	958	85,731
Thermo Fisher Scientific, Inc.	4,432	2,235,811
Waters Corp.(1)	765	264,392
		$6,427,182
Machinery — 2.2%
AGCO Corp.	25	$3,259

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Caterpillar, Inc.	3,969	$ 863,773
Chart Industries, Inc.(1)	398	58,235
CNH Industrial NV	2,814	47,050
Colfax Corp.(1)	1,915	87,726
Crane Co.	46	4,249
Cummins, Inc.	396	96,549
Deere & Co.	2,080	733,637
Donaldson Co., Inc.	1,040	66,071
Dover Corp.	849	127,859
Flowserve Corp.	195	7,862
Gates Industrial Corp. PLC(1)	1,738	31,406
Graco, Inc.	2,434	184,254
IDEX Corp.	776	170,759
Illinois Tool Works, Inc.	3,182	711,368
Ingersoll Rand, Inc.(1)	3,136	153,068
ITT, Inc.	1,333	122,089
John Bean Technologies Corp.	404	57,618
Lincoln Electric Holdings, Inc.	605	79,685
Middleby Corp.(1)	753	130,465
Nordson Corp.	590	129,511
Oshkosh Corp.	65	8,102
Otis Worldwide Corp.	5,084	415,719
Parker-Hannifin Corp.	742	227,876
Pentair PLC	733	49,470
RBC Bearings, Inc.(1)	225	44,869
Rexnord Corp.	806	40,332
Snap-on, Inc.	130	29,046
Stanley Black & Decker, Inc.	238	48,788
Timken Co. (The)	60	4,835
Toro Co. (The)	1,579	173,501
Watts Water Technologies, Inc., Class A	210	30,641
Westinghouse Air Brake Technologies Corp.	336	27,653
Woodward, Inc.	512	62,915
Xylem, Inc.	2,112	253,356
		$5,283,596
Media — 0.6%
Altice USA, Inc., Class A(1)	1,715	$58,550
Cable One, Inc.	43	82,251
Charter Communications, Inc., Class A(1)	1,145	826,060
Comcast Corp., Class A	1,110	63,292
Discovery, Inc., Class A(1)	50	1,534
Interpublic Group of Cos., Inc. (The)	150	4,873
Liberty Broadband Corp., Class C(1)	1,958	340,026
New York Times Co. (The), Class A	2,061	89,757
Security	Shares	Value
Media (continued)
Sirius XM Holdings, Inc.(2)	13,353	$ 87,329
		$ 1,553,672
Metals & Mining — 0.0%(3)
Steel Dynamics, Inc.	25	$ 1,490
		$ 1,490
Multiline Retail — 0.2%
Dollar General Corp.	1,035	$ 223,964
Nordstrom, Inc.(1)	25	914
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	587	49,384
Target Corp.	1,147	277,276
		$551,538
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	902	$34,168
		$34,168
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	592	$35,692
		$35,692
Personal Products — 0.3%
Coty, Inc., Class A(1)	450	$4,203
Estee Lauder Cos., Inc. (The), Class A	2,316	736,673
		$740,876
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	25,303	$1,690,746
Catalent, Inc.(1)	2,003	216,564
Elanco Animal Health, Inc.(1)	3,508	121,693
Eli Lilly & Co.	9,226	2,117,552
Jazz Pharmaceuticals PLC(1)	449	79,760
Merck & Co., Inc.	25,131	1,954,438
Organon & Co.(1)	2,074	62,759
Royalty Pharma PLC, Class A	1,302	53,369
Zoetis, Inc.	5,703	1,062,811
		$7,359,692
Professional Services — 0.8%
ASGN, Inc.(1)	396	$38,384
Booz Allen Hamilton Holding Corp.	533	45,401
CoStar Group, Inc.(1)	4,540	376,003
Dun & Bradstreet Holdings, Inc.(1)	1,990	42,526
Exponent, Inc.	633	56,470
FTI Consulting, Inc.(1)	326	44,535

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
IHS Markit, Ltd.	4,786	$ 539,191
ManpowerGroup, Inc.	25	2,973
Nielsen Holdings PLC	4,332	106,870
Robert Half International, Inc.	894	79,539
TransUnion	2,264	248,610
TriNet Group, Inc.(1)	407	29,499
Upwork, Inc.(1)	865	50,421
Verisk Analytics, Inc.	1,916	334,764
		$1,995,186
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	3,559	$305,113
eXp World Holdings, Inc.(1)(2)	1,129	43,771
Redfin Corp.(1)(2)	1,536	97,398
		$446,282
Road & Rail — 0.8%
Avis Budget Group, Inc.(1)	665	$51,797
J.B. Hunt Transport Services, Inc.	649	105,754
Kansas City Southern	828	234,630
Landstar System, Inc.	329	51,989
Norfolk Southern Corp.	988	262,225
Old Dominion Freight Line, Inc.	1,115	282,987
Saia, Inc.(1)	342	71,646
Union Pacific Corp.	3,641	800,765
		$1,861,793
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	13,521	$1,270,028
Allegro MicroSystems, Inc.(1)	400	11,080
Analog Devices, Inc.	2,321	399,583
Applied Materials, Inc.	10,143	1,444,363
Broadcom, Inc.	3,699	1,763,831
Brooks Automation, Inc.	726	69,173
Cree, Inc.(1)	409	40,053
Enphase Energy, Inc.(1)	1,247	228,987
Entegris, Inc.	1,459	179,413
Intel Corp.	2,953	165,781
KLA Corp.	1,730	560,883
Lam Research Corp.	1,562	1,016,393
Lattice Semiconductor Corp.(1)	1,491	83,764
Marvell Technology, Inc.	6,105	356,105
Maxim Integrated Products, Inc.	2,704	284,894
Microchip Technology, Inc.	2,949	441,583
Micron Technology, Inc.(1)	12,253	1,041,260
MKS Instruments, Inc.	697	124,031
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	455	$ 169,920
NVIDIA Corp.	6,155	4,924,616
ON Semiconductor Corp.(1)	4,782	183,055
Power Integrations, Inc.	791	64,910
Qorvo, Inc.(1)	1,294	253,171
Silicon Laboratories, Inc.(1)	521	79,843
Skyworks Solutions, Inc.	1,718	329,427
SolarEdge Technologies, Inc.(1)	557	153,938
Teradyne, Inc.	2,451	328,336
Texas Instruments, Inc.	10,192	1,959,922
Universal Display Corp.	541	120,281
Xilinx, Inc.	2,824	408,463
		$18,457,087
Software — 16.0%
Adobe, Inc.(1)	5,194	$3,041,814
Altair Engineering, Inc., Class A(1)	367	25,312
Alteryx, Inc., Class A(1)	566	48,687
Anaplan, Inc.(1)	1,195	63,694
ANSYS, Inc.(1)	998	346,366
Appfolio, Inc., Class A(1)(2)	282	39,818
Appian Corp.(1)(2)	314	43,254
Aspen Technology, Inc.(1)	753	103,568
Autodesk, Inc.(1)	2,424	707,566
Avalara, Inc.(1)	964	155,975
Bill.com Holdings, Inc.(1)	869	159,183
Black Knight, Inc.(1)	1,170	91,237
Blackline, Inc.(1)(2)	604	67,207
Cadence Design Systems, Inc.(1)	3,090	422,774
Citrix Systems, Inc.	1,425	167,110
Cloudera, Inc.(1)	1,559	24,726
Coupa Software, Inc.(1)	838	219,648
CrowdStrike Holdings, Inc., Class A(1)	96	24,126
DocuSign, Inc.(1)	2,117	591,850
Dolby Laboratories, Inc., Class A	378	37,154
Duck Creek Technologies, Inc.(1)(2)	856	37,245
Dynatrace, Inc.(1)	2,084	121,747
Fair Isaac Corp.(1)	349	175,435
Five9, Inc.(1)	814	149,279
Guidewire Software, Inc.(1)	901	101,561
HubSpot, Inc.(1)	511	297,770
Intuit, Inc.	2,927	1,434,728
j2 Global, Inc.(1)	523	71,939
Manhattan Associates, Inc.(1)	735	106,457
McAfee Corp., Class A	350	9,807
Microsoft Corp.	71,356	19,330,340
MicroStrategy, Inc., Class A(1)(2)	99	65,786

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
NortonLifeLock, Inc.	3,284	$ 89,391
Nuance Communications, Inc.(1)	3,243	176,549
Nutanix, Inc., Class A(1)	100	3,822
Oracle Corp.	17,676	1,375,900
Palo Alto Networks, Inc.(1)	1,059	392,942
Paycom Software, Inc.(1)	588	213,720
Paylocity Holding Corp.(1)	473	90,248
Pegasystems, Inc.	507	70,569
Proofpoint, Inc.(1)	649	112,770
PTC, Inc.(1)	1,126	159,059
Q2 Holdings, Inc.(1)	573	58,778
Rapid7, Inc.(1)	670	63,402
RingCentral, Inc., Class A(1)	868	252,223
salesforce.com, inc.(1)	9,852	2,406,548
ServiceNow, Inc.(1)	2,197	1,207,361
Smartsheet, Inc., Class A(1)	1,179	85,265
Splunk, Inc.(1)	1,858	268,630
SS&C Technologies Holdings, Inc.	2,637	190,022
Synopsys, Inc.(1)	1,717	473,531
Teradata Corp.(1)	1,351	67,509
Trade Desk, Inc. (The), Class A(1)	4,893	378,523
Tyler Technologies, Inc.(1)	473	213,971
VMware, Inc., Class A(1)	954	152,611
Workday, Inc., Class A(1)	2,068	493,714
Workiva, Inc.(1)	448	49,876
Zendesk, Inc.(1)	1,312	189,374
Zoom Video Communications, Inc., Class A(1)	2,305	892,104
Zscaler, Inc.(1)	884	190,997
		$38,602,572
Specialty Retail — 3.2%
Advance Auto Parts, Inc.	8	$1,641
American Eagle Outfitters, Inc.	1,255	47,100
AutoZone, Inc.(1)	202	301,428
Burlington Stores, Inc.(1)	648	208,650
CarMax, Inc.(1)	327	42,232
Carvana Co.(1)	564	170,227
Five Below, Inc.(1)	599	115,769
Floor & Decor Holdings, Inc., Class A(1)	962	101,683
GameStop Corp., Class A(1)(2)	144	30,836
Home Depot, Inc. (The)	10,512	3,352,172
L Brands, Inc.	390	28,103
Leslie's, Inc.(1)	1,101	30,267
Lowe's Cos., Inc.	5,508	1,068,387
O'Reilly Automotive, Inc.(1)	671	379,927
RH(1)	174	118,146
Ross Stores, Inc.	3,575	443,300
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	11,167	$ 752,879
Tractor Supply Co.	1,154	214,713
Ulta Beauty, Inc.(1)	546	188,790
Williams-Sonoma, Inc.	503	80,304
		$ 7,676,554
Technology Hardware, Storage & Peripherals — 9.3%
Apple, Inc.	160,010	$ 21,914,970
Dell Technologies, Inc., Class C(1)	509	50,732
NCR Corp.(1)	958	43,694
NetApp, Inc.	2,038	166,749
Pure Storage, Inc., Class A(1)	2,539	49,587
Seagate Technology Holdings PLC	1,320	116,068
Western Digital Corp.(1)	3,361	239,202
		$22,581,002
Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings, Ltd.(1)	869	$49,698
Columbia Sportswear Co.	337	33,147
Crocs, Inc.(1)	700	81,564
Deckers Outdoor Corp.(1)	271	104,083
Hanesbrands, Inc.	3,222	60,155
Levi Strauss & Co., Class A	385	10,672
lululemon Athletica, Inc.(1)	1,112	405,847
NIKE, Inc., Class B	12,331	1,905,016
PVH Corp.(1)	781	84,028
Ralph Lauren Corp.	277	32,633
Skechers USA, Inc., Class A(1)	1,063	52,969
Tapestry, Inc.(1)	1,138	49,480
Under Armour, Inc., Class A(1)	327	6,916
VF Corp.	2,712	222,493
		$3,098,701
Trading Companies & Distributors — 0.4%
Fastenal Co.	5,213	$271,076
MSC Industrial Direct Co., Inc., Class A	35	3,141
SiteOne Landscape Supply, Inc.(1)	508	85,984
United Rentals, Inc.(1)	862	274,987
Univar Solutions, Inc.(1)	1,340	32,669
W.W. Grainger, Inc.	366	160,308
WESCO International, Inc.(1)	325	33,416
		$861,581
Water Utilities — 0.1%
American Water Works Co., Inc.	1,170	$180,332

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Water Utilities (continued)
Essential Utilities, Inc.	892	$ 40,765
		$ 221,097
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	2,225	$ 322,247
		$ 322,247
Total Common Stocks (identified cost $145,465,941)		$241,337,207

Short-Term Investments — 0.8%
Affiliated Fund — 0.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	1,466,456	$ 1,466,456
Total Affiliated Fund (identified cost $1,466,456)		$ 1,466,456
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(5)	534,089	$ 534,089
Total Securities Lending Collateral (identified cost $534,089)		$ 534,089
Total Short-Term Investments (identified cost $2,000,545)		$ 2,000,545
Total Investments — 100.5% (identified cost $147,466,486)		$243,337,752
Other Assets, Less Liabilities — (0.5)%		$ (1,311,212)
Net Assets — 100.0%		$242,026,540

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $1,628,062 and the total market value of the collateral received by the Fund was $1,739,966, comprised of cash of $534,089 and U.S. government and/or agencies securities of $1,205,877.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2021.
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $1,466,456, which represents 0.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,288,932	$44,438,008	$(46,260,440)	$(66)	$22	$1,466,456	$435	1,466,456
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$241,337,207(1)	$ —	$ —	$241,337,207
Short-Term Investments:
Affiliated Fund	—	1,466,456	—	1,466,456
Securities Lending Collateral	534,089	—	—	534,089
Total Investments	$241,871,296	$1,466,456	$ —	$243,337,752

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.